Fair Value - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount percentage applied to real estate appraised values	15.00%
Discount percentage applied to lot development appraised values	6.00%
Partial charge-offs on impaired loans	$ 10,040	$ 24,943
Allowance for loans individually evaluated for impairment	684	548
Book Value Of Impaired Loans Carried At Fair Value	3,577	6,379
Impaired loans carried at fair value	3,574	5,983
Impaired Financing Receivable, Related Allowance	684	548
Impaired Financing Receivable, carried at fair value, related expense	(1,600)	900	$ (2,100)
MSR recorded at lower of cost or fair value	9,688	9,266	9,008	$ 8,613
Servicing Asset at Fair Value, Amount	7,300	6,800
Valuation allowance of MSR	630	735	542	$ 826
MSRs recorded at cost	2,400	2,500
Valuation allowance for impairment of recognized servicing assets, provisions (recoveries)	105	(193)	284
Other Real Estate, Foreclosed Assets, and Repossessed Assets	$ 14,190	$ 13,926
Percent of OREO held at fair value	46.00%	50.00%
Estimated fair value of other real estate owned (OREO)	$ 6,500	$ 6,900
OREO devaluations	458	601	$ 1,592
Commercial Receivables, excluding Commercial, Financial, and Agricultural [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Related Allowance	$ 3	$ 396